Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
CIK	dei_EntityCentralIndexKey	0000915802
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 28, 2016
Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2016
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Emerald Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	EMERALD SMALL CAP VALUE FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section “BUYING, EXCHANGING AND REDEEMING SHARE S” at page 10 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 29 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher. If you sell (redeem) your Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge (“CDSC”) of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less. For example, if you purchased $10,000 worth of shares, which due to market fluctuation have appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase. If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.

PORTFOLIO TURNOVER

Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2015 was 69% of the average value of its portfolio. This portfolio turnover rate also reflects portfolio turnover attributable to the Predecessor Fund (defined below) for the period prior to June 26, 2015.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the term of the Expense Agreement only, which will expire on August 31, 2017 unless renewed. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your Shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund will invest at least 80% of its total assets in common stocks of domestic small capitalization companies, focusing on companies that Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) believes possess a consistent track record of strong financial productivity. The Fund emphasizes a “value” investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects. The Adviser defines small capitalization companies as those with a market capitalization between, and including, the smallest and largest companies contained in the Russell 2000 Value® Index at the time of purchase. The Fund may invest up to 20% of total assets in American Depository Receipts (ADRs) of small capitalization companies. ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. The Fund will invest in ADRs that meet the same investment criteria as other small capitalization companies in the Fund. The Fund may invest up to 20% of total assets in Real Estate Investment Trusts (“REIT”s). A REIT is a pooled investment vehicle that purchases primarily income-producing real estate or real estate related interests. The Fund will invest in REITs with a market capitalization between, and including, the smallest and largest companies contained in the Russell 2000 Value® Index at the time of purchase. The Fund will invest in REITs that meet the same investment criteria as other small capitalization companies in the Fund.

The Fund is diversified, which means that it is limited in the percentage of assets that may be invested in the securities of a single issuer. From time to time, the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry or group of industries.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Depositary Receipts Risk. Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities Risk: The Fund may invest in American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. Such risks include adverse political and economic developments or social instability; the imposition of foreign withholding taxes or exchange controls; expropriation or nationalization; currency blockage (which could prevent cash from being brought back to the United States); the impact of exchange rate and foreign currency fluctuations on the market value of foreign securities; more limited availability of public information regarding security issuers; the degree of governmental supervision regarding securities markets; different accounting, auditing and financial standards; and difficulties in enforcing legal rights (particularly with regard to depository receipts in which the holders may not have the same rights as shareholders).

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. Because the Fund’s investments may be in a limited number of countries, it is more exposed to those countries’ or regions’ economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Real Estate Securities and REITs Risk: Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Sector Risk: Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Small Capitalization Stocks Risk: Investment in securities of small-sized companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Value Stocks Risk: Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Please see “What are the Principal and Non-Principal Risks of Investing in the Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

May Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The Fund was organized as a successor to the Elessar Small Cap Value Fund (the “Predecessor Fund”), a series of Elessar Funds Investment Trust. The Predecessor Fund was reorganized with and into the Fund on June 26, 2015. The portfolio managers for the Fund also served as the portfolio managers for the Predecessor Fund, which had an identical investment objective and substantially similar investment strategies as the Fund. The performance shown for periods prior to June 26, 2015 reflects the performance of the Predecessor Fund’s Institutional Class and Investor Class shares. The Predecessor Fund did not offer Class A or Class C shares.

The performance shown prior to June 26, 2015 reflects the performance of the Predecessor Fund’s Institutional Class shares. The table compares the Predecessor Fund’s average annual returns for the periods indicated to broad-based securities market indices. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-855-828-9909
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.emeraldmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Annual Returns — Institutional Class
Bar Chart, Closing	rr_BarChartClosingTextBlock	The Fund’s Institutional Class Share year-to-date return for the period ended December 31, 2015 was -1.75%.
Best Quarter — 1st Quarter 2013	12.04%
Worst Quarter — 3rd Quarter 2014	-8.40%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	1.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.40%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Emerald Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ELASX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Fund Expenses	rr_Component1OtherExpensesOverAssets	0.61%
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	none
Subtotal	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 680
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,026
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,395
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,428
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,026
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,395
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,428
Since Inception	rr_AverageAnnualReturnSinceInception	(10.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2012
Emerald Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ELCSX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Fund Expenses	rr_Component1OtherExpensesOverAssets	0.61%
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.25%
Subtotal	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 303
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	702
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,227
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,665
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	702
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,227
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,665
Since Inception	rr_AverageAnnualReturnSinceInception	(7.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2012
Emerald Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSRYX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Fund Expenses	rr_Component1OtherExpensesOverAssets	0.61%
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	none
Subtotal	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	395
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	710
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,602
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	395
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	710
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,602
2013	rr_AnnualReturn2013	35.58%
2014	rr_AnnualReturn2014	3.14%
2015	rr_AnnualReturn2015	(1.75%)
1 Year	rr_AverageAnnualReturnYear01	(1.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2012
Emerald Small Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSRIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Fund Expenses	rr_Component1OtherExpensesOverAssets	0.61%
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	none
Subtotal	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	473
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	842
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	473
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	842
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,878
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2012
Emerald Small Cap Value Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2012
Emerald Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2012
Emerald Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2012

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of up to 0.50% may apply to Class A shares redeemed within the 12 months after a purchase in excess of $1 million.
[2]	Expenses have been restated to reflect current fees.
[3]	Emerald Mutual Fund Advisers Trust ("Emerald" or the "Adviser") has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2017 in amounts necessary to limit the Fund's operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund's average daily net assets) of 1.35%, 2.00%, 1.00% and 1.25% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above (the "Expense Agreement") to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of the waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expenses were incurred. The Adviser may not discontinue this waiver, prior to August 31, 2017, without the approval by the Fund's Board of Trustees.
[4]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.